COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Rent expense	$ 4,616	$ 2,008	$ 1,376
Guarantee obligation amount	5,832
Motor Vehicles [Member]
Commitments And Contingencies [Line Items]
Rent expense	$ 484	$ 312	$ 272